Vessels, Net	6 Months Ended
Jun. 30, 2013
Vessels Net [Abstract]
Vessels, Net

6. Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2012	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(8,308,424)	(8,308,424)
Balance June 30, 2013	$376,193,456	$(61,543,907)	$314,649,549

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as at June 30, 2013, except for the M/V Priceless Seas as discussed in Note 5.